Segment Information - Summary of Operating Revenues and Non Current Assets by Geographical Regions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line Items]
Operating revenues	₩ 23,546,929	₩ 23,120,878	₩ 22,699,856
Non-current assets	17,384,554	18,482,958
Domestic [member]
Disclosure of geographical areas [Line Items]
Operating revenues	23,481,703	23,026,255	22,628,778
Non-current assets	17,246,640	18,308,310
Overseas [member]
Disclosure of geographical areas [Line Items]
Operating revenues	65,226	94,623	₩ 71,078
Non-current assets	₩ 137,914	₩ 174,648